Commitments, Guarantees, and Contingent Liabilities (Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts) (Detail) - JPY (¥)
¥ in Millions
		6 Months Ended	12 Months Ended
		Sep. 30, 2026	Mar. 31, 2026
Guarantor Obligations [Line Items]
Potential future payment		¥ 1,247,722	¥ 1,247,252
Book value of guarantee liabilities		20,326	19,713
Transferred loans
Guarantor Obligations [Line Items]
Potential future payment		609,236	609,536
Book value of guarantee liabilities		¥ 14,183	¥ 13,760
Maturity of the longest contract (Years)		2067	2062
Real estate loans
Guarantor Obligations [Line Items]
Potential future payment	[1]	¥ 1,988	¥ 6,524
Book value of guarantee liabilities	[1]	¥ 0	¥ 0
Maturity of the longest contract (Years)	[1]	2045	Undetermined
Other
Guarantor Obligations [Line Items]
Potential future payment		¥ 19,318	¥ 18,225
Book value of guarantee liabilities		¥ 0	¥ 0
Maturity of the longest contract (Years)		2055	2043
Corporate loans
Guarantor Obligations [Line Items]
Potential future payment		¥ 617,180	¥ 612,967
Book value of guarantee liabilities		¥ 6,143	¥ 5,953
Maturity of the longest contract (Years)		2033	2033

[1]	The maturity of the longest contract of the real estate loan guarantee contracts as of March 31, 2026 is not determinable, as the timing of completion of the mortgage registration cannot be determined.